Selected Quarterly Condensed Consolidated Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

12. Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

Summarized unaudited quarterly condensed consolidated financial data for the quarters of 2022 and 2021 are as follows:

	Quarter 4	Quarter 3	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2	Quarter 1
	2022	2022	2022	2022	2021	2021	2021	2021

Net interest income	$1,280	$1,455	$1,267	$1,112	$958	$830	$625	$411
Loan loss provision	451	271	134	74	246	83	45	214
Net interest income after loan loss provision	829	1,184	1,133	1,038	712	747	580	197
Gain on sale of foreclosed assets	–	–	101	–	1	64	13	88
Gain on foreclosure of assets	–	–	–	–	67	–	–	–
Dividend and other income	216	–	–	–	–	–	–	–
Gain on extinguishment of debt	–	–	–	–	–	361	–	10
SG&A expense	670	603	713	697	415	483	438	537
Depreciation and amortization	20	12	12	12	12	12	13	16
Loss on sale of foreclosed assets	–	–	–	–	23	–	51	18
Loss on foreclosure of assets	–	–	–	–	47	–	–	–
Impairment on foreclosed assets	(33)	35	–	–	–	–	–	10
Net income (loss)	$388	534	509	329	$283	$677	$91	$(286)